Income Taxes (Details) - Schedule of net operating loss carryforwards	Dec. 31, 2022 CNY (¥)
Schedule of Net Operating Loss Carryforwards [Abstract]
Net operating loss carryforwards
2023
2024	8,859,516
2025	3,083,020
2026	14,145,655
2027	1,421,625
Total	¥ 27,509,816